Share based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
20. Share based compensation

As at December 31, 2018, ASC had granted 1,990,762 SARs (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan. Under a SAR award, the grantee is entitled to receive the appreciation of a share of ASC’s common stock following the grant of the award. Each SAR provides for a payment of an amount equal to the excess, if any, of the fair market value of a share of ASC’s common stock at the time of exercise of the SAR over the per share exercise price of the SAR, multiplied by the number of shares for which the SAR is then exercised. Payment under the SAR will be made in the form of shares of ASC’s common stock, based on the fair market value of a share of ASC’s common stock at the time of exercise of the SAR.
On April 4, 2018 ASC cancelled the 1,078,125 SARs awarded on August 1, 2013 (the “IPO SARs”), which had a per share exercise price significantly in excess of the current fair market value of a share of ASC’s common stock and replaced the IPO SARs with new awards of 1,719,733 SARs (the “New SARs”) that will vest in three equal annual tranches. The New SARs have a contractual term of 7 years and provide for certain dividend equivalent rights pursuant to which the holder will be entitled upon vesting of the SARs to payment in the form of additional shares equal to the value of any cash dividends declared and payable during the applicable vesting period with respect to the shares underlying the portion of the SARs that vest. The New SARs  do not have a market condition and were valued using the Black-Scholes model.
The SAR awards granted prior to the 2018 award contain a market condition whereby, in no event will the appreciation per share for any portion of the SAR award be deemed to exceed four times (i.e. 400%) the per share exercise price of the SAR. The market condition does not apply after July 31, 2016. The SAR awards with a market condition, were valued by applying a model based on the Monte Carlo simulation. The model inputs were the grant price, dividend yield based on the initial intended dividend set out by the Company, a risk-free rate of return equal to the zero-coupon U.S. Treasury bill commensurate with the contractual terms of the units and expected volatility based on the average of the most recent historical volatilities in the Company’s peer group. Both the Monte-Carlo simulation and Black-Scholes model rely on the same underlying financial theory.
A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
Grant Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk-free rate of Return	Expected Volatility	Weighted Average Fair Value @ grant date	Average Expected Exercise Life	Valuation Method
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01-Sept-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04-Apr-18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black Scholes

The cost of each tranche of SARs is being recognized by the Company on a straight-line basis. The recognition of share-based compensation costs related to the tranches that vested before July 31, 2016 would have been accelerated if the market condition had been met and the requisite service period had been completed. The Company’s policy for issuing shares upon the exercise, if any, of the SARs is to register and issue new common shares to the beneficiary.
Changes in the SARs for the year ended December 31, 2018 are set forth below:

	No. of Units	Weighted average exercise price
Balance as at January 1, 2018	1,343,375	$13.16
SARs granted during the twelve months ended December 31, 2018	1,719,733	$7.40
SARs exercised/converted/replaced during the twelve months ended December 31, 2018	(1,078,125)	($14.00)
SARs forfeited during the twelve months ending December 31, 2018	—	—
Balance as at December 31, 2018 (none of which are exercisable or convertible)	1,984,983	$7.72

The total cost related to non-vested awards expected to be recognized through 2020 is set forth below:

Period	No. of Shares	TOTAL
2019	573,244	1,185,060
2020	573,245	888,795
	1,146,489	2,073,855